Investments (Tables)	12 Months Ended
Dec. 31, 2017
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Funds

Summarized information for Spectrum Technical’s investment in, and operations of SECOR Master Fund as of and for the years ended December 31, 2017 (termination of operations of Spectrum Technical) and 2016 is shown in the following tables:

December 31, 2017	% of Spectrum Technical’s Liquidation Partners’ Capital	Fair Value	Spectrum Technical’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

SECOR Master Fund	0.0%	$-	$(1,644,854)	Commodity Portfolio	Monthly

December 31, 2016	% of Spectrum Technical’s Partners’ Capital	Fair Value	Spectrum Technical’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

SECOR Master Fund	31.2%	$19,624,189	$1,289,132	Commodity Portfolio	Monthly

Net Investment Income (Loss), Trading Results and Net Income (Loss) for Funds

The tables below represent summarized income statement information for SECOR Master Fund for the years ended December 31, 2017 and 2016, respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2017	Investment Income	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$208,058	$18,180	$(2,107,396)	$(2,089,216)

December 31, 2016	Investment Income	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$92,036	$(245,725)	$2,459,009	$2,213,284

Assets, Liabilities and Partners' Capital of Funds

Summarized information reflecting the total assets, liabilities and partners’ capital of SECOR Master Fund as of December 31, 2017 and 2016, is shown in the following tables:

	December 31, 2017
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$22,831,484	$18,066,303	$4,765,181

	December 31, 2016
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$39,231,542	$679,104	$38,552,438

Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Partnership's Investments in, and Partnership's Pro Rata Share of Results of Operations of Funds

Summarized information for Spectrum Strategic’s investment in, and operations of BHM I, LLC, PGR Master Fund and MB Master Fund, as of and for the years ended December 31, 2017 and 2016, is as follows:

December 31, 2017	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Spectrum Strategic’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

PGR Master Fund	-%	$-	$(550,138)	$ -	$ -	Commodity Portfolio	Monthly
MB Master Fund	75.8	7,762,120	(8,306)	-	-	Commodity Portfolio	Monthly

December 31, 2016	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Spectrum Strategic’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

BHM I, LLC (a)	-%	$-	$(335,552)	$ 6,470	$ -	Commodity Portfolio	Monthly
PGR Master Fund	50.8	8,039,156	(904,136)	-	-	Commodity Portfolio	Monthly
MB Master Fund	57.1	9,035,960	1,259,981	-	-	Commodity Portfolio	Monthly

(a)	From January 1, 2016 through January 31, 2016, the date Spectrum Strategic fully redeemed its interest in BHM I, LLC.

Net Investment Income (Loss), Trading Results and Net Income (Loss) for Funds

The tables below represent summarized Income Statement information for PGR Master Fund and MB Master Fund for the years ended December 31, 2017 (termination of operations for PGR Master Fund) and 2016, respectively, and for BHM I, LLC for the period from January 1, 2016 through January 31, 2016 (termination of operations of BHM I, LLC) to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2017	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)

PGR Master Fund	$67,897	$(22,270)	$(1,220,018)	$(1,242,288)
MB Master Fund	813,095	(523,086)	(106,303)	(629,389)

December 31, 2016	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)

BHM I, LLC	$1,632	$(170,710)	$(6,343,252)	$(6,513,962)
PGR Master Fund	37,912	(36,071)	(1,707,510)	(1,743,581)
MB Master Fund	277,605	(2,314,063)	16,332,842	14,018,779